Organization	12 Months Ended
Dec. 31, 2012
Organization [Abstract]
Organization
1.  Organization

Morgan Stanley Smith Barney Charter Campbell L.P. ("Charter Campbell"), Morgan Stanley Smith Barney Charter Aspect L.P. ("Charter Aspect"), and Morgan Stanley Smith Barney Charter WNT L.P. ("Charter WNT") (individually, a "Partnership", or collectively, the "Partnerships") are limited partnerships organized to engage primarily in the speculative trading of futures contracts, options on futures and forward contracts, and forward contracts on physical commodities and other commodity interests, including, but not limited to, foreign currencies, financial instruments, metals, energy, and agricultural products (collectively, "Futures Interests") (refer to Note 5. Financial Instruments).

Ceres Managed Futures LLC, a Delaware limited liability company, acts as the general partner ("Ceres" or the "General Partner") and commodity pool operator of the Partnerships.  Ceres is a wholly-owned subsidiary of Morgan Stanley Smith Barney Holdings LLC ("MSSBH").  MSSBH is majority-owned indirectly by Morgan Stanley and minority-owned indirectly by Citigroup Inc.  Morgan Stanley Smith Barney LLC is doing business as Morgan Stanley Wealth Management ("Morgan Stanley Wealth Management").  This entity, where the Partnerships continue to maintain a cash account, previously acted as a non-clearing commodity broker for the Partnerships.  The clearing commodity brokers are Morgan Stanley & Co. LLC ("MS&Co.") and Morgan Stanley & Co. International plc ("MSIP").  MS&Co. also acts as the counterparty on all trading of foreign currency forward contracts.  Morgan Stanley Capital Group Inc. ("MSCG") acts as the counterparty on all trading of options on foreign currency forward contracts.  MSIP serves as the commodity broker for trades on the London Metal Exchange ("LME").  Morgan Stanley Wealth Management is a principal subsidiary of MSSBH.  MS&Co., MSIP, and MSCG are wholly-owned subsidiaries of Morgan Stanley.

The Partnerships no longer offer units of limited partnership interest ("Unit(s)") for purchase or exchange.

Effective June 1, 2012, Aspect Capital Limited ("Aspect") has agreed to reduce the monthly management fee from 1/12 of 2% (a 2% annual rate) to 1/12 of 1.5% (a 1.5% annual rate) of the net assets of the first day of each month.

Effective January 1, 2012, Winton Capital Management Limited ("Winton"), in consultation with the General Partner, agreed to increase the amount of leverage applied to the assets of Charter WNT allocated to Winton and traded pursuant to Winton's Diversified Program to 1.5 times.

Effective May 31, 2011, Morgan Stanley & Co. Incorporated changed its name to Morgan Stanley & Co. LLC.

Effective April 1, 2011, the monthly management fee payable by Charter WNT to the trading advisor was reduced from 1/6 of 1% (a 2% annual rate) to 1/12 of 1.5% (a 1.5% annual rate).

Effective January 1, 2011, the monthly management fee payable by Charter Campbell to the trading advisor was reduced from 1/12 of 2.65% (a 2.65% annual rate) to 1/6 of 1% (a 2% annual rate).

Ceres is required to maintain a 1% minimum interest in the equity of each Partnership and income (losses) are shared by Ceres and the limited partners based on their proportional ownership interest.